Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG	467,906	$20,500,423
OMV AG	201,080	10,678,334
Raiffeisen Bank International AG	201,539	5,993,760
Verbund AG	93,301	9,756,894
voestalpine AG	159,571	5,385,125
		52,314,536
Belgium — 2.4%
Ageas SA/NV	239,588	12,390,283
Anheuser-Busch InBev SA/NV	1,035,726	57,795,844
Elia Group SA/NV	42,776	5,329,085
Etablissements Franz Colruyt NV	74,883	3,515,396
Groupe Bruxelles Lambert SA	153,121	16,628,858
KBC Group NV	339,448	28,493,378
Proximus SADP	210,917	3,833,864
Sofina SA	21,243	9,871,860
Solvay SA	101,224	11,325,802
UCB SA	171,275	18,728,835
Umicore SA	268,450	13,126,917
		181,040,122
Finland — 3.1%
Elisa OYJ	194,090	11,654,524
Fortum OYJ	606,852	17,448,274
Kesko OYJ, Class B	372,209	11,686,327
Kone OYJ, Class B	461,482	30,316,907
Neste OYJ	574,253	27,160,394
Nokia OYJ(a)	7,325,256	41,055,523
Orion OYJ, Class B	146,730	6,040,006
Sampo OYJ, Class A	677,163	33,226,592
Stora Enso OYJ, Class R	792,286	13,412,795
UPM-Kymmene OYJ	725,250	26,298,223
Wartsila OYJ Abp	645,176	8,937,747
		227,237,312
France — 33.8%
Accor SA(a)	232,727	6,899,078
Aeroports de Paris(a)	40,611	4,747,765
Air Liquide SA	643,973	106,347,329
Airbus SE(a)	801,325	89,443,954
Alstom SA	428,508	15,272,809
Amundi SA(b)	83,291	6,929,275
Arkema SA	83,856	10,995,319
AXA SA	2,630,571	72,309,246
BioMerieux	56,662	8,017,856
BNP Paribas SA	1,528,959	95,024,219
Bollore SA	1,213,234	6,509,617
Bouygues SA	311,648	10,525,905
Bureau Veritas SA	401,034	12,700,876
Capgemini SE	217,949	50,318,230
Carrefour SA	854,660	14,136,354
Cie. de Saint-Gobain	687,698	43,620,458
Cie. Generale des Etablissements Michelin SCA	229,963	33,935,717
CNP Assurances	235,825	5,749,203
Covivio	71,061	5,888,379
Credit Agricole SA	1,683,404	22,922,415
Danone SA	887,970	52,224,660
Dassault Aviation SA	34,404	3,260,602
Dassault Systemes SE	901,967	54,371,424
Edenred	334,258	14,952,489
Eiffage SA	116,592	10,859,010
Security	Shares	Value

France (continued)
Electricite de France SA	636,694	$8,934,440
Engie SA	2,480,476	35,884,073
EssilorLuxottica SA	390,092	78,177,543
Eurazeo SE	54,545	4,473,074
Eurofins Scientific SE	181,011	23,156,682
Faurecia SE	160,853	6,913,124
Gecina SA	62,896	8,474,631
Getlink SE	600,586	8,873,685
Hermes International	43,050	80,787,837
Ipsen SA	52,014	5,076,276
Kering SA	101,962	78,519,914
Klepierre SA	281,755	5,928,896
La Francaise des Jeux SAEM(b)	131,369	6,084,416
Legrand SA	363,333	39,913,929
L'Oreal SA	340,923	153,939,533
LVMH Moet Hennessy Louis Vuitton SE	377,362	293,434,511
Orange SA	2,709,147	29,125,392
Orpea SA	70,678	6,678,549
Pernod Ricard SA	284,774	65,344,092
Publicis Groupe SA	310,318	20,080,306
Remy Cointreau SA	31,174	7,310,870
Renault SA(a)	262,908	8,459,012
Safran SA	464,591	51,891,905
Sanofi	1,542,371	146,621,345
Sartorius Stedim Biotech	37,480	22,127,259
Schneider Electric SE	734,424	130,341,110
SEB SA	38,064	5,641,550
Societe Generale SA	1,100,207	34,235,485
Sodexo SA(a)	120,760	10,160,455
Suez SA	477,237	10,681,268
Teleperformance	79,774	32,813,674
Thales SA	145,033	11,899,386
TotalEnergies SE	3,407,880	156,805,971
Ubisoft Entertainment SA(a)	126,975	6,508,262
Unibail-Rodamco-Westfield(a)(c)	170,042	11,192,261
Valeo	314,368	9,061,594
Veolia Environnement SA	889,585	28,528,325
Vinci SA	730,753	69,137,766
Vivendi SE	1,055,926	13,447,113
Wendel SE	36,649	4,190,517
Worldline SA(a)(b)	321,747	16,869,102
		2,505,687,322
Germany — 24.6%
adidas AG	258,803	74,850,419
Allianz SE, Registered	560,428	121,628,116
Aroundtown SA	1,366,155	8,185,799
BASF SE	1,248,482	81,770,598
Bayer AG, Registered	1,335,403	67,354,384
Bayerische Motoren Werke AG	449,956	43,129,819
Bechtle AG	111,696	8,052,113
Beiersdorf AG	136,793	13,605,713
Brenntag SE	209,286	17,925,437
Carl Zeiss Meditec AG, Bearer	54,987	11,016,634
Commerzbank AG(a)	1,365,336	9,589,446
Continental AG(a)	148,988	15,934,918
Covestro AG(b)	262,014	14,777,711
Daimler AG, Registered	1,163,379	108,953,950
Delivery Hero SE(a)(b)	219,902	29,183,393
Deutsche Bank AG, Registered(a)	2,804,363	33,657,480
Deutsche Boerse AG	258,140	40,533,923

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)(c)	813,781	$4,937,797
Deutsche Post AG, Registered	1,347,396	79,579,282
Deutsche Telekom AG, Registered	4,530,555	79,795,235
E.ON SE	3,049,423	37,618,740
Evonik Industries AG	285,804	8,593,363
Fresenius Medical Care AG & Co. KGaA	279,209	16,647,113
Fresenius SE & Co. KGaA	566,974	21,459,462
GEA Group AG	209,457	10,600,124
Hannover Rueck SE	81,618	14,265,285
HeidelbergCement AG	202,043	13,442,216
HelloFresh SE(a)	224,945	22,813,836
Henkel AG & Co. KGaA	141,286	10,492,876
Infineon Technologies AG	1,775,131	80,259,795
KION Group AG	98,580	10,599,238
Knorr-Bremse AG	99,127	9,860,542
LANXESS AG	113,480	6,571,835
LEG Immobilien SE	97,809	13,685,500
Merck KGaA	175,610	43,402,907
MTU Aero Engines AG	72,411	13,480,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	190,436	51,205,297
Nemetschek SE	79,353	10,028,843
Puma SE	143,792	17,373,135
Rational AG	7,014	6,461,070
RWE AG	872,253	33,590,443
SAP SE	1,419,414	181,899,655
Scout24 SE(b)	119,120	7,905,650
Siemens AG, Registered	1,039,860	165,769,937
Siemens Healthineers AG(b)	383,957	27,887,724
Symrise AG	175,204	24,646,267
Telefonica Deutschland Holding AG	1,446,405	3,857,750
Uniper SE	126,031	5,471,743
United Internet AG, Registered	132,374	4,960,454
Volkswagen AG	44,097	12,287,094
Vonovia SE	744,234	41,302,024
Zalando SE(a)(b)	302,049	27,469,406
		1,820,371,941
Ireland — 2.0%
CRH PLC	1,058,233	51,445,633
Flutter Entertainment PLC, Class DI(a)	226,172	30,974,198
Kerry Group PLC, Class A	216,725	26,692,571
Kingspan Group PLC	210,131	24,364,530
Smurfit Kappa Group PLC	333,581	17,097,729
		150,574,661
Italy — 6.1%
Amplifon SpA	170,235	8,291,254
Assicurazioni Generali SpA	1,502,355	30,095,748
Atlantia SpA(a)	675,605	12,337,688
DiaSorin SpA	34,539	7,370,809
Enel SpA	11,076,052	83,927,263
Eni SpA	3,429,882	45,198,240
Ferrari NV	171,307	44,826,729
FinecoBank Banca Fineco SpA	829,034	14,519,677
Infrastrutture Wireless Italiane SpA(b)	463,222	5,312,477
Intesa Sanpaolo SpA	22,421,797	53,689,177
Mediobanca Banca di Credito Finanziario SpA	847,796	9,378,105
Moncler SpA	278,261	20,089,471
Nexi SpA(a)(b)	637,073	9,747,102
Poste Italiane SpA(b)	712,591	8,961,395
Security	Shares	Value

Italy (continued)
Prysmian SpA	344,794	$12,783,199
Recordati Industria Chimica e Farmaceutica SpA	143,113	8,979,042
Snam SpA	2,750,403	15,499,397
Telecom Italia SpA/Milano	13,544,212	7,037,382
Tenaris SA	647,587	6,341,761
Terna - Rete Elettrica Nazionale	1,924,550	14,311,660
UniCredit SpA	2,894,485	34,947,480
		453,645,056
Netherlands — 17.2%
ABN AMRO Bank NV, CVA(b)	579,085	8,265,258
Adyen NV(a)(b)	26,867	74,417,157
Aegon NV	2,441,145	10,774,791
Akzo Nobel NV	254,287	26,757,693
ArcelorMittal SA	913,734	24,805,911
Argenx SE(a)	62,325	17,460,734
ASM International NV	63,981	28,758,964
ASML Holding NV	561,686	440,856,333
CNH Industrial NV	1,388,061	22,783,846
Davide Campari-Milano NV	714,531	10,414,791
Euronext NV(b)	116,625	11,487,170
EXOR NV	146,922	12,880,798
Heineken Holding NV	156,529	13,036,174
Heineken NV	352,032	35,038,851
IMCD NV	77,565	17,250,233
ING Groep NV	5,306,722	73,304,137
InPost SA(a)	275,720	3,075,529
JDE Peet's NV	136,640	3,724,066
Just Eat Takeaway.com NV(a)(b)	243,859	15,270,540
Koninklijke Ahold Delhaize NV	1,421,194	47,822,829
Koninklijke DSM NV	237,580	51,135,881
Koninklijke KPN NV	4,573,463	13,471,958
Koninklijke Philips NV	1,248,660	44,003,231
Koninklijke Vopak NV	4,326	164,775
NN Group NV	366,080	18,190,318
Prosus NV	1,268,411	101,933,126
QIAGEN NV(a)	311,060	17,186,862
Randstad NV	163,170	10,296,174
Stellantis NV	2,760,390	47,102,580
Universal Music Group NV	982,795	28,210,232
Universal Music Group NV	4,927	141,425
Wolters Kluwer NV	363,439	40,872,656
		1,270,895,023
Portugal — 0.6%
EDP - Energias de Portugal SA	3,800,607	20,827,116
EDP Renovaveis SA	394,349	10,142,687
Galp Energia SGPS SA	687,676	6,453,456
Jeronimo Martins SGPS SA	385,480	8,400,281
		45,823,540
Spain — 6.7%
ACS Actividades de Construccion y Servicios SA	338,455	8,111,411
Aena SME SA(a)(b)	103,737	15,235,426
Amadeus IT Group SA(a)	615,038	39,378,192
Banco Bilbao Vizcaya Argentaria SA	9,093,899	48,212,405
Banco Santander SA	23,619,845	73,440,034
CaixaBank SA	6,121,064	15,803,782
Cellnex Telecom SA(b)	699,088	41,229,361
Enagas SA	213,004	4,859,865
Endesa SA	444,553	10,000,169
Ferrovial SA	673,763	18,760,527

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Grifols SA	418,239	$7,508,566
Iberdrola SA	7,798,322	87,591,784
Industria de Diseno Textil SA	1,488,554	47,054,238
Naturgy Energy Group SA	271,723	7,496,263
Red Electrica Corp. SA	392,304	8,338,797
Repsol SA	1,995,163	22,046,511
Siemens Gamesa Renewable Energy SA(a)	335,629	8,959,712
Telefonica SA	6,906,495	31,335,027
		495,362,070
Switzerland — 0.8%
Siemens Energy AG(a)	540,941	14,409,960
STMicroelectronics NV	928,069	45,198,624
		59,608,584
United Kingdom — 0.2%
Coca-Cola Europacific Partners PLC	276,949	13,672,972

Total Common Stocks — 98.2%
(Cost: $7,484,058,566)		7,276,233,139

Preferred Stocks

Germany — 1.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	78,203	6,132,065
Fuchs Petrolub SE, Preference Shares, NVS	94,937	4,263,657
Henkel AG & Co. KGaA, Preference Shares, NVS	242,626	19,143,312
Porsche Automobil Holding SE, Preference Shares, NVS	207,445	17,403,696
Sartorius AG, Preference Shares, NVS	35,545	24,452,505
Volkswagen AG, Preference Shares, NVS	252,244	46,083,763
		117,478,998
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	262,988	128,438

Total Preferred Stocks — 1.6%
(Cost: $142,293,538)		117,607,436

Security	Shares	Value

Rights

Germany — 0.0%
Vonovia SE (Expires 07/12/21)(a)	744,234	$2,624,953

Total Rights — 0.0%
(Cost: $0)		2,624,953

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	3,501,288	3,502,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	16,950,000	16,950,000
		20,452,688
Total Short-Term Investments — 0.3%
(Cost: $20,447,873)		20,452,688

Total Investments in Securities — 100.1%
(Cost: $7,646,799,977)		7,416,918,216

Other Assets, Less Liabilities — (0.1)%		(4,201,335)

Net Assets — 100.0%		$7,412,716,881

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,962,763	$—	$(4,458,949	)(a)	$(307)	$(819)	$3,502,688	3,501,288	$134,692	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	27,350,000	—	(10,400,000	)(a)	—	—	16,950,000	16,950,000	240		—
					$(307)	$(819)	$20,452,688		$134,932		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	78	12/17/21	$3,595	$17,964

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$192,899,268	$7,083,333,871	$—	$7,276,233,139
Preferred Stocks	4,263,657	113,343,779	—	117,607,436
Rights	2,624,953	—	—	2,624,953
Money Market Funds	20,452,688	—	—	20,452,688
	$220,240,566	$7,196,677,650	$—	$7,416,918,216
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$17,964	$—	$17,964

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4